Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 480,000	$ 110,000	$ 590,000
UNITED STATES
Total	170,000		170,000
UNITED STATES | Government of the United States of America [Member]
Total	170,000		170,000
CANADA
Total		110,000	110,000
CANADA | Apitipi Anicinapek First Nations [Member]
Total		55,000	55,000
CANADA | Matachewan First Nations [Member]
Total		$ 55,000	55,000
MEXICO
Total	310,000		310,000
MEXICO | Tax Adminstration Service [Member]
Total	$ 310,000		$ 310,000